Convertible Note Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Less debt discount	$ 1,263,889	$ 1,555,556
Convertible note payable, net	486,111	194,444
YA II PN, Ltd. Advisors Global, LP [Member]
Less debt discount	$ 1,750,000	$ 1,750,000